Taxation (Tables)	12 Months Ended
Dec. 31, 2014
Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2012, 2013 and 2014 was as follows:

	For the years ended December 31,
	2012	2013	2014
	(in million)	(in million)	(in million)
Unrecognized tax benefits at beginning of the year	$2.5	$—	$0.7
Additions in current year	—	0.7	1.1
Lapse of statute of limitation	(2.5)	—	—

Unrecognized tax benefits at end of the year	$—	$0.7	$1.8

Current and Deferred Portion of Income Tax

The current and deferred portion of income tax (expenses) benefits included in the consolidated statements of operations were as follows:

	For the years ended December 31,
	2012	2013	2014
Current income tax (expenses) benefits	$1,359,513	$(1,200,896)	$(1,280,181)
Deferred income tax (expenses) benefits	(3,182,139)	555,133	109,664

	(1,822,626)	(645,763)	(1,170,517)

Reconciliation between Effective Income Tax Rate and Statutory Income Tax Rate

Reconciliation between the effective income tax rate and the PRC statutory income tax rate was as follows:

	For the years ended December 31,
	2012	2013	2014
PRC statutory tax rate	25%	25%	25%
Expenses not deductible for tax purposes	(1)%	(2)%	1%
Effect of different tax rate of subsidiary operations in other jurisdiction	(3)%	(1)%	(1)%
Change in valuation allowance	(47)%	(23)%	(24)%
Effect of change in tax rate on deferred tax assets/liabilities	—	1%	(1)%
Recognition of the unrecognized tax benefit	15%	(2)%	(3)%

Effective tax rate	(11)%	(2)%	(3)%

Components of Deferred Income Tax Assets and Liabilities

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2013 and 2014 were as follows:

	December 31,
	2013	2014
Deferred tax assets:
Allowance and reserves	$2,635,126	$2,807,768
Accrued expenses	1,254,642	1,683,185
Revenue recognition difference	432,911	343,377
Advertising expenses	4,707,264	4,420,265
YiyangYukang long-term assets reduction	815	812
Net operating losses	11,987,650	21,985,889

	$21,018,408	$31,241,296
Less: valuation allowance	(20,170,712)	(30,287,901)

	$847,696	$953,395

Deferred tax liabilities:
Fair value step up of retained investment in Shanghai Yimeng	(858,811)	(855,709)

	$(858,811)	$(855,709)

	$(11,115)	$97,686

Deferred tax assets were analyzed as:
Current	$847,696	$953,395

Deferred tax liabilities were analyzed as:
Non-current	(858,811)	(855,709)

	$(858,811)	$(855,709)

	$(11,115)	$97,686